Filed electronically with the Securities and Exchange Commission on December 19, 2011

        1933 Act File No. 033-34645
        1940 Act File No. 811-06103

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  __
Post-Effective Amendment No. 44

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 51

INVESTORS CASH TRUST
(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY  10154-0004
(Address of Principal Executive Offices)   (Zip Code)

Registrant’s Telephone Number, including Area Code:  (617) 295-1000

John Millette, Secretary                                                                                       With a copy to:
Investors Cash Trust                                                                                  Cathy G. O’Kelly
One Beacon Street                                                                                  David A. Sturms
Boston, MA  02108                                                                                  Vedder Price P.C.
(Name and Address of Agent for Service)                                                          222 North LaSalle Street
Chicago, Illinois  60601

It is proposed that this filing will become effective (check appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b)
[__]	On ______________ pursuant to paragraph (b)
[__]	60 days after filing pursuant to paragraph (a)(1)
[__]	On ______________ pursuant to paragraph (a)(1)
[__]	75 days after filing pursuant to paragraph (a)(2)
[__]	On ______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[__]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

•	DWS Variable NAV Money Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 13th day of December 2011.
INVESTORS CASH TRUST

By:  /s/W. Douglas Beck
        W. Douglas Beck*
        President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/W. Douglas Beck
W. Douglas Beck*	President	December 13, 2011

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	December 13, 2011

/s/John W. Ballantine
John W. Ballantine*	Trustee	December 13, 2011

/s/ Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	December 13, 2011

/s/ Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	December 13, 2011

/s/ Keith R. Fox
Keith R. Fox*	Trustee	December 13, 2011

/s/Paul K. Freeman
Paul K. Freeman*	Chairperson and Trustee	December 13, 2011

/s/ Kenneth C. Froewiss
Kenneth C. Froewiss*	Trustee	December 13, 2011

/s/ Richard J. Herring
Richard J. Herring*	Trustee	December 13, 2011

/s/William McClayton
William McClayton*	Trustee	December 13, 2011

/s/ Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	December 13, 2011

/s/ William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	December 13, 2011

/s/ Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	December 13, 2011

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	December 13, 2011

*By:        /s/Caroline Pearson
     Caroline Pearson**
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post Effective Amendment No. 30 to the Registration Statement filed on July 29, 2008; and as filed on July 26, 2011 in Post-Effective Amendment No. 41 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase